Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of segment reporting infomration
The following table sets forth selected segment financial and operating data (dollars in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Revenue(1):
Retirement Centers	$503,902	$473,842	$463,260
Assisted Living	1,013,337	964,585	945,469
CCRCs - Rental	385,479	364,095	339,920
CCRCs - Entry Fee	285,701	282,020	267,441
ISC	224,517	205,780	189,968
Management Services(2)	355,802	166,161	72,862
	$2,768,738	$2,456,483	$2,278,920
Segment Operating Income(3):
Retirement Centers	$205,585	$198,439	$196,647
Assisted Living	361,184	339,928	331,220
CCRCs - Rental	106,063	116,849	108,929
CCRCs - Entry Fee	61,405	68,550	64,470
ISC	47,780	57,985	66,862
Management Services	30,786	13,595	5,591
	812,803	795,346	773,719

General and administrative (including non-cash stock-based compensation expense)	178,829	148,327	131,709
Facility lease expense	284,025	274,858	270,905
Depreciation and amortization:
Retirement Centers	61,060	60,275	60,869
Assisted Living	81,801	82,843	93,066
CCRCs - Rental	31,205	30,776	30,655
CCRCs - Entry Fee	52,840	54,794	56,006
ISC	2,220	1,699	1,169

Corporate and Management Services	23,155	38,119	50,576
Gain on sale of communities, net	—	—	(3,298)
Asset impairment	27,677	16,892	13,075
Loss (gain) on acquisition	636	(1,982)	―
(Gain) loss on facility lease termination	(11,584)	—	4,608
Income from operations	$80,939	$88,745	$64,379

Total interest income:
Retirement Centers	$184	$311	$19
Assisted Living	9	18	17
CCRCs - Rental	28	35	29
CCRCs - Entry Fee	3,378	2,263	941
ISC	—	—	—
Corporate and Management Services	413	911	1,232
	$4,012	$3,538	$2,238
Total interest expense:
Retirement Centers	$29,025	$28,444	$33,298
Assisted Living	57,634	58,453	65,086
CCRCs - Rental	17,336	15,324	15,433
CCRCs - Entry Fee	13,792	20,316	23,867
ISC	—	—	—
Corporate and Management Services	28,996	19,641	8,038
	$146,783	$142,178	$145,722

Total expenditures for property, plant and equipment, and leasehold intangibles:
Retirement Centers	$58,876	$45,891	$22,760
Assisted Living	68,675	43,955	24,687
CCRCs - Rental	21,916	20,615	12,077
CCRCs - Entry Fee	24,890	16,255	16,314
ISC	6,037	2,715	4,260
Corporate and Management Services	28,018	30,700	13,583
	$208,412	$160,131	$93,681

	As of December 31,
	2012	2011	2010
Total assets:
Retirement Centers	$1,256,497	$1,047,388	$1,080,410
Assisted Living	1,438,934	1,451,612	1,448,029
CCRCs - Rental	534,220	518,993	529,428
CCRCs - Entry Fee	951,584	1,021,938	1,096,714
ISC	90,357	78,137	67,845
Corporate and Management Services	394,386	347,993	308,044
	$4,665,978	$4,466,061	$4,530,470

(1)	All revenue is earned from external third parties in the United States.

(2)	Management services segment revenue includes reimbursements for which the Company is the primary obligor of costs incurred on behalf of managed communities.

(3)	Segment operating income is defined as segment revenues less segment operating expenses (excluding depreciation and amortization).